Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues, net	$ 36,016	$ 38,359		$ 33,406
Cost of revenue	(27,366)	(28,617)		(24,049)
Gross profit	8,650	9,742		9,357
Operating cost and expenses:
Selling and distribution	(952)	(1,502)		(1,114)
General and administrative	(10,776)	(6,745)		(6,609)
Total operating cost and expenses	(11,728)	(8,247)		(7,723)
Profit/(Loss) from operations	(3,078)	1,495		1,634
Other income (expense):
Gain on early termination on lease liability	113
Gain from disposal of plant and equipment	5,048	2		305
Interest income	57		[1]	19
Interest expense	(1,105)	(748)		(716)
Dividend income	16	7
Government grant	22	81		109
Foreign exchange (loss) gain, net	(43)	(93)		(44)
Other income	656	813		724
Total other income, net	4,764	62		397
Income before income taxes	1,686	1,557		2,031
Income tax expense (benefit)	53	(529)		(230)
NET INCOME	1,739	1,028		1,801
Less: Net income attributable to non-controlling interest	50	(50)
NET INCOME ATTRIBUTABLE TO EQUITY HOLDER OF THE COMPANY	$ 1,789	$ 978		$ 1,801
Net income per share
Net income per share Basic	$ 0.06	$ 0.04		$ 0.07
Net income per share Diluted	$ 0.06	$ 0.04		$ 0.07
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding Basic	29,284	24,800		24,800
Weighted average number of ordinary shares outstanding Diluted	29,284	24,800		24,800
Other comprehensive income (loss):
Foreign currency translation adjustment	$ 269	$ (74)		$ (345)
COMPREHENSIVE INCOME	$ 2,058	$ 904		$ 1,456

[1]	This figure is immaterial